PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.


BOND FUNDS

-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund


TAX-FREE BOND FUNDS

-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund


STOCK FUNDS

- Enhanced S&P 500 Fund
- Enhanced Nasdaq - 100 Fund
- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Mid Cap Fund
- Small Cap Fund
- S&P 500 Index Fund
- Strategy Fund
- Tax-Managed Equity Fund


ASSET ALLOCATION FUNDS

-  Balanced Fund
-  Tactical Allocation Fund


GLOBAL FUNDS

-  Asia Pacific Growth Fund
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund


PAINEWEBBER MONEY MARKET FUND




                                      PAINEWEBBER
                           -C-2000 PaineWebber Incorporated
                                   All rights reserved



--------------------------------------------------------------------------------

SEMIANNUAL REPORT





LIQUID
INSTITUTIONAL
RESERVES







OCTOBER 31, 2000

--------------------------------------------------------------------------------


TRUSTEES

E. Garrett Bewkes, Jr.          Meyer Feldberg
CHAIRMAN
                                George W. Gowen
Margo N. Alexander
                                Frederic V. Malek
Richard Q. Armstrong
                                Carl W. Schafer
Richard R. Burt
                                Brian M. Storms


OFFICERS

Brian M. Storms                 Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER

Amy R. Doberman                 Elbridge T. Gerry III
VICE PRESIDENT                  VICE PRESIDENT

Dianne E. O'Donnell             Susan P. Ryan
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


SUBADVISER AND SUBADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114



THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

LIQUID INSTITUTIONAL RESERVES                                  SEMIANNUAL REPORT



Dear Shareholder,                                              December 15, 2000

We are pleased to present you with the semiannual report for Liquid Institutional Reserves (the "Funds") for the six-month period ended October 31, 2000.

MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC] The six months ended October 31, 2000 began with fears that an overheated economy would push the increase in the rate of inflation to potentially disruptive levels--the period ended with some concern that economic growth had been halted to the extent that it could endanger a hoped-for economic soft landing. Uncertainty in the equity markets was further fueled by corporate earnings disappointments, rising energy prices, and rising tensions in the Middle East. These factors pulled investors increasingly to fixed income investments, attracted by their relative security and stability of principal.

   As the economy showed signs of slowing in October, and expectations of a U.S. Federal Reserve Board (the "Fed") rate cut grew stronger, treasury yields began to decline. Despite these declines, yields for the 90-day Treasury bill rose 33 basis points while the 30-year bond rose three basis points (a basis point equals 1/100th of one percent) during the six-months ended October 31, 2000.

   In the latter part of the fiscal period, as the markets struggled and the economy began to show signs of slowing, the Fed continued to warn that inflation was its primary concern as it contemplated the future course of interest rates with a bias toward halting inflation. Late in the period and post-period, however, home sales and durable goods sales began to dip while unemployment figures rose. The Gross Domestic Product (GDP) for the third quarter was revised downward to a 2.4% annual rate of increase, and Fed Chairman Alan Greenspan noted for the first time in more than a year that inflation might not be the Fed's primary concern any longer.


[SIDENOTE]
--------------------------------------------------------------------------------

LIQUID INSTITUTIONAL RESERVES

INVESTMENT GOAL
(ALL THREE FUNDS):
High current income
to the extent consistent
with capital preservation
and liquidity

PORTFOLIO MANAGER:
Susan P. Ryan
Mitchell Hutchins Asset
Management Inc.

COMMENCEMENT:
Institutional Shares--
June 3, 1991 (Money
Market Fund and
Government Securities
Fund)
December 6, 1991
(Treasury Securities Fund)

MMF Financial
Intermediary Shares--
original issuance
March 17, 1994, ceased
April 30, 1995; reissued
January 14, 1998

DIVIDEND PAYMENTS:
Monthly

--------------------------------------------------------------------------------

SEMIANNUAL REPORT                                  LIQUID INSTITUTIONAL RESERVES


PERFORMANCE AND PORTFOLIO REVIEW
----------------------------------------------------------------------------------------
CURRENT SEVEN-DAY AVERAGE YIELD(1)     10/31/00          4/30/00          10/31/99
----------------------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                     6.38%            5.92%             5.21%
  Financial Intermediary Shares            6.13             5.67              4.96
Government Securities Fund+                6.29             5.74              5.03
Treasury Securities Fund+                  5.81             5.30              4.45
----------------------------------------------------------------------------------------


EFFECTIVE SEVEN-DAY AVERAGE YIELD(1)   10/31/00          4/30/00          10/31/99
----------------------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                     6.59%            6.10%             5.35%
  Financial Intermediary Shares            6.32             5.83              5.08
Government Securities Fund+                6.49             5.90              5.16
Treasury Securities Fund+                  5.98             5.44              4.54
----------------------------------------------------------------------------------------


WEIGHTED AVERAGE MATURITY              10/31/00           4/30/00         10/31/99
----------------------------------------------------------------------------------------
Money Market Fund                        55 days           45 days          52 days
Government Securities Fund               43 days           32 days          20 days
Treasury Securities Fund                 32 days           45 days          42 days
----------------------------------------------------------------------------------------


NET ASSETS                             10/31/00           4/30/00         10/31/99
----------------------------------------------------------------------------------------
Money Market Fund                     $2.16 billion     $1.90 billion    $1.72 billion
Government Securities Fund           $115.3 million    $121.9 million   $134.8 million
Treasury Securities Fund             $141.5 million    $118.5 million   $120.2 million
----------------------------------------------------------------------------------------

HIGHLIGHTS

[GRAPHIC] During the six-month period ended October 31, 2000, our strategy was to keep the weighted average maturity longer than that of our peer group. In anticipation of lower interest rates in the new year, we expect to continue this approach. As we have done in the past, we continued to emphasize high credit quality and liquidity, lengthening our portfolio maturities to seek competitive yields while remaining focused on potential yield spread changes.


(1) Yields will fluctuate.
+ Institutional shares

LIQUID INSTITUTIONAL RESERVES                                  SEMIANNUAL REPORT



OUTLOOK
--------------------------------------------------------------------------------

[GRAPHIC] Most signs now point to the economy growing at a sustainable pace during the coming months. We expect the GDP to grow at about 2.0% during the fourth quarter of this year, increasing slightly to 2.5% during the second quarter of 2001. Depending largely upon inflation figures, the Fed may lower the Federal Funds rate by between 0.25% to 0.50% during the first half of 2001 to help ensure that the economy lands softly, although tensions across the globe and the continued energy crisis continue to be areas of concern. We will continue to focus on providing the Fund's shareholders with the highest credit quality investments.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.

Sincerely,



/s/ Brian M. Storms              /s/ Susan P. Ryan

BRIAN M. STORMS                  SUSAN P. RYAN
President and                    Senior Vice President
Chief Executive Officer          Mitchell Hutchins
Mitchell Hutchins                Asset Management Inc.
Asset Management Inc.            Portfolio Manager,
                                 Liquid Institutional Reserves







   This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND


STATEMENT OF NET ASSETS                             OCTOBER 31, 2000 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                        MATURITY            INTEREST
   (000)                                                                          DATES               RATES               VALUE
-----------                                                              ----------------------   ---------------    -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--5.76%
$ 20,000  Federal Farm Credit Banks .................................           11/01/00              6.864*%        $  20,000,000
  90,000  Student Loan Marketing Association ........................           11/07/00          6.835 to 6.865*       89,970,215
  15,000  U.S. Treasury Bills .......................................           08/30/01              5.830@            14,266,391
                                                                                                                     -------------
Total U.S. Government and Agency Obligations (cost--$124,236,606) ...                                                  124,236,606
                                                                                                                     -------------

DOMESTIC BANKERS ACCEPTANCE--0.10%

   2,162  Chase Manhattan Bank (cost--$2,101,429) ...................     04/03/01 to 04/10/01        6.400              2,101,429
                                                                                                                     -------------

DOMESTIC BANK NOTES--1.16%

  15,000  Comerica Bank .............................................           11/07/00              6.570*            14,997,312
  10,000  LaSalle Bank N.A. .........................................           02/05/01              6.700              9,998,753
                                                                                                                     -------------
Total Domestic Bank Notes (cost--$24,996,065) .......................                                                   24,996,065
                                                                                                                     -------------

CERTIFICATES OF DEPOSIT--18.09%

DOMESTIC--0.70%
  15,000  Wachovia Bank .............................................           12/28/00              6.550             15,000,000
                                                                                                                     -------------

EURO DOLLAR--2.09%
  15,000  ANz Bank ..................................................           06/19/01              7.100             15,015,780
  30,000  Westdeutsche Landesbank Girozentrale ......................           12/29/00              6.590             30,000,457
                                                                                                                     -------------
                                                                                                                        45,016,237
                                                                                                                     -------------

YANKEE--15.30%
  10,000  Bank of Nova Scotia .......................................           11/01/00              6.529*             9,998,074
  15,000  Bank of Nova Scotia .......................................           02/20/01              6.750             14,997,838
  23,000  Bank of Scotland ..........................................           02/28/01              6.770             22,997,155
  45,000  Canadian Imperial Bank of Commerce ........................           12/27/00              6.620             45,001,496
  45,000  Commerzbank AG ............................................     04/27/01 to 07/31/01    6.580 to 7.075        44,998,075
  20,000  Deutsche Bank AG ..........................................           09/11/01              6.790             19,998,368
  25,000  Dexia Banque ..............................................           01/30/01              6.650             25,000,615
  30,000  National Westminster Bank PLC .............................     02/01/01 to 08/31/01    6.620 to 6.855        29,994,322
  15,000  Societe Generale ..........................................           04/10/01              6.800             14,997,818
  15,000  Societe Generale ..........................................           11/20/00              6.565*            14,999,140
  65,000  Svenska Handelsbanken .....................................     03/07/01 to 08/24/01    6.620 to 7.170        64,995,761
   7,000  UBS AG ....................................................           07/19/01              7.030              6,999,057
  15,000  Westpac Banking Corp. .....................................           01/18/01              6.545             14,998,477
                                                                                                                     -------------
                                                                                                                       329,976,196
                                                                                                                     -------------
Total Certificates of Deposit (cost--$389,992,433) ..................                                                  389,992,433
                                                                                                                     -------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

 PRINCIPAL
  AMOUNT                                                                        MATURITY            INTEREST
   (000)                                                                          DATES               RATES               VALUE
-----------                                                              ----------------------   ---------------    -------------
TIME DEPOSIT--0.46%
$ 10,000  State Street Bank & Trust Co. (cost--$10,000,000) .........           11/01/00              6.438%         $  10,000,000
                                                                                                                     -------------

YANKEE DEPOSIT NOTE--0.69%

  15,000  Westpac Banking Corp. (cost--$14,998,224) .................           01/31/01              6.560             14,998,224
                                                                                                                     -------------

COMMERCIAL PAPER@--52.63%
ASSET BACKED-AUTO & TRUCK--3.44%
  75,000  New Center Asset Trust ....................................     11/20/00 to 02/28/01    6.480 to 6.500        74,219,051
                                                                                                                     -------------

ASSET BACKED-BANKING--6.85%
  50,000  Atlantis One Funding Corp. ................................     11/27/00 to 02/22/01        6.500             49,372,569
  78,609  Centric Capital Corp. .....................................     11/02/00 to 12/18/00    6.480 to 6.540        78,404,567
  19,972  Woodstreet Funding Corp. ..................................           11/16/00              6.520             19,917,743
                                                                                                                     -------------
                                                                                                                       147,694,879
                                                                                                                     -------------

ASSET BACKED-FINANCE--0.34%
   7,500  Beta Finance, Inc .........................................           03/07/01              6.500              7,329,375
                                                                                                                     -------------

ASSET BACKED-MISCELLANEOUS--9.84%
  87,540  Falcon Asset Securitization Corp. .........................     11/13/00 to 12/20/00    6.490 to 6.510        87,221,581
  50,397  Giro Funding U.S. Corp. ...................................     11/09/00 to 12/13/00    6.490 to 6.520        50,213,122
  25,000  Preferred Receivables Funding Corp. .......................           11/29/00              6.500             24,873,611
  30,000  Receivables Capital Corp. .................................     11/09/00 to 11/16/00        6.500             29,937,708
  20,000  Variable Funding Capital Corp. ............................           11/01/00              6.650             20,000,000
                                                                                                                     -------------
                                                                                                                       212,246,022
                                                                                                                     -------------

AUTO & TRUCK--2.65%
  27,154  BMW US Capital Corp. ......................................           11/01/00              6.480             27,154,000
  30,000  Ford Motor Credit Corp. ...................................           11/02/00              6.490             29,994,592
                                                                                                                     -------------
                                                                                                                        57,148,592
                                                                                                                     -------------

BANKING-DOMESTIC--7.41%
  20,000  Bank of America Corp. .....................................           12/21/00              6.470             19,820,278
  36,100  BCI Funding Corp. .........................................           12/06/00              6.490             35,872,219
  20,000  Den Danske Corp. ..........................................           12/27/00              6.460             19,799,022
  20,000  Dexia CLF Finance Co. .....................................           01/17/01              6.550             19,719,806
  20,000  Fortis Funding LLC ........................................           11/06/00              6.480             19,982,000
  25,000  Morgan (J.P.) & Co., Inc. .................................           12/11/00              6.480             24,820,000
  20,000  Unifunding, Inc. ..........................................           01/26/01              6.530             19,688,011
                                                                                                                     -------------
                                                                                                                       159,701,336
                                                                                                                     -------------

BANKING-FOREIGN--1.16%
  25,000  Banque et Caisse d'Epargne de L'Etat ......................           11/09/00              6.510             24,963,833
                                                                                                                     -------------

BROKER-DEALER--5.77%
  35,000  Bear Stearns Companies, Inc. ..............................     11/09/00 to 11/27/00    6.490 to 6.500        34,884,478
  15,000  Morgan Stanley, Dean Witter & Co ..........................           11/03/00              6.775*            15,000,000
  14,938  Morgan Stanley, Dean Witter & Co. .........................           12/14/00              6.470             14,822,558
  60,000  Salomon Smith Barney Holdings, Inc. .......................     11/07/00 to 12/13/00    6.480 to 6.500        59,801,739
                                                                                                                     -------------
                                                                                                                       124,508,775
                                                                                                                     -------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

 PRINCIPAL
  AMOUNT                                                                        MATURITY            INTEREST
   (000)                                                                          DATES               RATES               VALUE
-----------                                                              ----------------------   ---------------    -------------
COMMERCIAL PAPER@--(CONCLUDED)

BUILDING MATERIALS--0.60%
$ 13,000  Sherwin-Williams Co. ......................................           11/06/00              6.480%         $  12,988,300
                                                                                                                     -------------

CONSUMER PRODUCTS--1.39%
  30,000  Unilever Capital Corp. ....................................     11/02/00 to 11/17/00   6.500 to 6.520         29,940,411
                                                                                                                     -------------

DRUGS, HEALTH CARE--3.62%
  48,500  Bayer Corp. ...............................................           12/18/00         6.470 to 6.480         48,090,082
  30,000  Glaxo Wellcome PLC ........................................           11/08/00              6.480             29,962,200
                                                                                                                     -------------
                                                                                                                        78,052,282
                                                                                                                     -------------

ENERGY--0.93%
  20,000  Koch Industries ...........................................           11/01/00              6.630             20,000,000
                                                                                                                     -------------

FINANCE-CONSUMER--4.40%
  25,000  American General Finance Corp. ............................           11/08/00              6.490             24,968,451
  70,000  Household Finance Corp. ...................................           11/01/00              6.660             70,000,000
                                                                                                                     -------------
                                                                                                                        94,968,451
                                                                                                                     -------------

FINANCE-INDEPENDENT--0.45%
  10,000  National Rural Utilities Cooperative Finance Corp. ........           04/18/01              6.450              9,699,000
                                                                                                                     -------------

FINANCE-SUBSIDIARY--1.15%
  25,000  Deutsche Bank Financial Inc. ..............................           12/04/00              6.480             24,851,500
                                                                                                                     -------------

PRINTING & PUBLISHING--0.14%
   3,000  Reed Elsevier, Inc. .......................................           11/16/00              6.500              2,991,875
                                                                                                                     -------------

TELECOMMUNICATIONS--2.49%
  34,000  American Telephone & Telegraph ............................     11/27/00 to 12/20/00    6.480 to 6.500        33,803,259
  20,000  BellSouth Capital Funding Corp. ...........................           12/13/00              6.460             19,849,267
                                                                                                                     -------------
                                                                                                                        53,652,526
                                                                                                                     -------------
Total Commercial Paper (cost--$1,134,956,208) .......................                                                1,134,956,208
                                                                                                                     -------------


SHORT-TERM CORPORATE OBLIGATIONS--16.35%

ASSET BACKED-FINANCE--4.17%
  35,000  Beta Finance, Inc. ........................................     01/19/01 to 02/22/01    5.620 to 6.770        35,000,000
  55,000  Beta Finance, Inc. ........................................     11/01/00 to 11/07/00    6.648 to 6.965*       55,000,000
                                                                                                                     -------------
                                                                                                                        90,000,000
                                                                                                                     -------------

AUTO & TRUCK--3.59%
  15,000  General Motors Acceptance Corp. ...........................           02/26/01              5.400             14,935,469
  62,397  General Motors Acceptance Corp. ...........................           11/01/00          6.979 to 7.020*       62,542,685
                                                                                                                     -------------
                                                                                                                        77,478,154
                                                                                                                     -------------

BANKING-DOMESTIC--3.71%
  55,000  Morgan (J.P.) & Co., Inc. .................................     11/08/00 to 11/16/00    6.610 to 6.780*       55,019,253
  25,000  Wells Fargo & Co. .........................................           11/14/00              6.592*            25,000,000
                                                                                                                     -------------
                                                                                                                        80,019,253
                                                                                                                     -------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

 PRINCIPAL
  AMOUNT                                                                        MATURITY            INTEREST
   (000)                                                                          DATES               RATES               VALUE
-----------                                                              ----------------------   ---------------    -------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)

BANKING-FOREIGN--0.70%
$ 15,000  Bank of Scotland Treasury Services PLC ....................           11/06/00              6.600*%        $  15,000,000
                                                                                                                     -------------

BROKER-DEALER--3.48%
  10,000  Merrill Lynch & Company, Inc. .............................           02/07/01              6.740              9,999,745
  15,000  Merrill Lynch & Company, Inc. .............................           11/06/00              6.580*            14,999,492
  50,000  Morgan Stanley, Dean Witter & Co. .........................           11/15/00              6.645*            50,000,000
                                                                                                                     -------------
                                                                                                                        74,999,237
                                                                                                                     -------------

FINANCE-INDEPENDENT--0.70%
  15,000  National Rural Utilities Cooperative Finance Corp. ........           01/22/01              6.730*            15,000,000
                                                                                                                     -------------
Total Short-Term Corporate Obligations (cost--$352,496,644) .........                                                  352,496,644
                                                                                                                     -------------

 NUMBER OF
  SHARES
   (000)
-----------
MONEY MARKET FUNDS--4.60%
  99,053  AIM Liquid Assets Money Market Portfolio ..................                                                   99,052,845
     119  AIM Prime Money Market Portfolio ..........................                                                      118,519
                                                                                                                    --------------
Total Money Market Funds (cost--$99,171,364) ........................                                                   99,171,364
                                                                                                                    --------------
Total Investments (cost--$2,152,948,973 which approximates
  cost for federal income tax purposes)--99.84% .....................                                                2,152,948,973
Other assets in excess of liabilities--0.16% ........................                                                    3,392,151
                                                                                                                    --------------
Net Assets (applicable to 2,096,720,785 and 59,619,733 of
  Institutional Shares and Financial Intermediary Shares,
  respectively, each equivalent to $1.00 per share)--100.00% ........                                               $2,156,341,124
                                                                                                                    ==============

-------------------
@    Interest rates shown reflect the discount rates at time of purchase.
* Variable rate securities--Maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 2000 and reset periodically.



                       Weighted Average Maturity--55 days




                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES -- GOVERNMENT SECURITIES FUND


STATEMENT OF NET ASSETS                             OCTOBER 31, 2000 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                        MATURITY            INTEREST
   (000)                                                                          DATES               RATES               VALUE
-----------                                                              ----------------------   ---------------    -------------
U.S. AGENCY OBLIGATIONS--97.28%
$ 29,500  Federal Farm Credit Bank ..................................     12/07/00 to 01/12/01    6.350 to 6.390@%   $  29,277,370
  27,600  Federal Home Loan Bank ....................................     11/29/00 to 03/16/01    6.340 to 6.420@       27,318,834
   3,000  Federal Home Loan Mortgage Corp. ..........................           11/07/00               6.735*            3,000,000
  18,754  Federal Home Loan Mortgage Corp. ..........................     11/10/00 to 01/25/01    6.400 to 6.430@       18,678,344
   5,000  Federal National Mortgage Association .....................     02/22/01 to 02/23/01    6.445 to 6.570         4,998,831
  17,140  Federal National Mortgage Association .....................     12/07/00 to 04/26/01    6.280 to 6.380@       16,942,241
  12,000  Student Loan Marketing Association ........................           11/07/00          6.835 to 6.865*       11,997,139
                                                                                                                      ------------
Total U.S. Agency Obligations (cost--$112,212,759) ..................                                                  112,212,759
                                                                                                                      ------------

 NUMBER OF
  SHARES
   (000)
-----------
MONEY MARKET FUNDS--3.10%
   3,384  Goldman Government Fund ...................................                                                    3,384,401
     187  Goldman Treasury Obligation Fund ..........................                                                      186,534
                                                                                                                      ------------
Total Money Market Funds (cost--$3,570,935) .........................                                                    3,570,935
                                                                                                                      ------------
Total Investments (cost--$115,783,694 which approximates cost
  for federal income tax purposes)--100.38% .........................                                                  115,783,694
Liabilities in excess of other assets--(0.38)% ......................                                                     (436,193)
                                                                                                                      ------------
Net Assets (applicable to 115,339,086 Institutional Shares,
  equivalent to $1.00 per share)--100.00% ...........................                                                 $115,347,501
                                                                                                                      ============

-------------------
@   Interest rates shown are discount rates at date of purchase.
* Variable Rate Securities--Maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 2000 and reset periodically.


                       Weighted Average Maturity--43 days





                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES -- TREASURY SECURITIES FUND


STATEMENT OF NET ASSETS                             OCTOBER 31, 2000 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                        MATURITY            INTEREST
   (000)                                                                          DATES               RATES               VALUE
-----------                                                              ----------------------   ---------------     ------------
U.S. TREASURY OBLIGATIONS--97.11%
$138,094  U.S. Treasury Bills (cost--$137,396,098) ..................     11/02/00 to 02/15/01    5.840 to 6.330@%    $137,396,098
                                                                                                                      ------------

 NUMBER OF
  SHARES
   (000)
-----------
MONEY MARKET FUNDS--3.03%
   4,292  Goldman Treasury Investor Fund (cost--$4,291,831) .........                                                    4,291,831
                                                                                                                      ------------
Total Investments (cost--$141,687,929 which approximates cost
   for federal income tax purposes)--100.14% ........................                                                  141,687,929
Liabilities in excess of other assets--(0.14)% ......................                                                     (196,267)
                                                                                                                      ------------
Net Assets (applicable to 141,474,320 Institutional Shares,
   equivalent to $1.00 per share)--100.00% ..........................                                                 $141,491,662
                                                                                                                      ------------


-------------------
@   Interest rates shown are discount rates at date of purchase.




                       Weighted average maturity--32 days









                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES


STATEMENT OF OPERATIONS                                                             FOR THE SIX MONTHS ENDED
                                                                                        OCTOBER 31, 2000
                                                                                           (UNAUDITED)
                                                                            -----------------------------------------
                                                                               MONEY        GOVERNMENT      TREASURY
                                                                               MARKET       SECURITIES     SECURITIES
                                                                                FUND           FUND           FUND
                                                                            -----------     ----------     ----------
INVESTMENT INCOME:
Interest ............................................................       $67,786,489     $4,154,670     $4,567,615
                                                                            -----------     ----------     ----------
EXPENSES:
Investment advisory and administration ..............................         2,544,014        160,573        193,120
Transfer agency and related services fees ...........................           190,141         19,345         19,737
Bond insurance expense ..............................................           176,682         --             --
Custody and accounting ..............................................           101,759          7,581          7,724
State and federal registration fees .................................            65,453         17,220         17,519
Shareholder servicing fees--Financial Intermediary shares ...........            54,768         --             --
Professional fees ...................................................            53,384         17,768         18,807
Reports and notices to shareholders .................................            30,985         14,573         12,005
Trustees' fees ......................................................             5,250          5,250          5,250
Other expenses ......................................................            16,300          9,161         10,346
                                                                            -----------     ----------     ----------
                                                                              3,238,736        251,471        284,508
Less: Expense reimbursements from adviser ...........................          (334,686)       (65,289)       (60,512)
                                                                            -----------     ----------     ----------
Net expenses ........................................................         2,904,050        186,182        223,996
                                                                            -----------     ----------     ----------
Net investment income ...............................................        64,882,439      3,968,488      4,343,619
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS ............                (2)          (625)        13,554
                                                                            -----------     ----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................       $64,882,437     $3,967,863     $4,357,173
                                                                            ===========     ==========     ==========


                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE SIX
                                                                                             MONTHS ENDED        FOR THE YEAR
                                                                                          OCTOBER 31, 2000           ENDED
                                                                                             (UNAUDITED)        APRIL 30, 2000
                                                                                          ----------------      --------------
FROM OPERATIONS:
Net investment income ...............................................................      $   64,882,439       $   95,035,161
Net realized gains (losses) from investment transactions ............................                  (2)               1,283
                                                                                           --------------       --------------
Net increase in net assets resulting from operations ................................          64,882,437           95,036,444
                                                                                           --------------       --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares .........................................         (63,547,787)         (93,698,675)
Net investment income--Financial Intermediary shares ................................          (1,334,652)          (1,336,486)
                                                                                           --------------       --------------
Total dividends to shareholders .....................................................         (64,882,439)         (95,035,161)
                                                                                           --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS .........         255,593,391         (147,634,006)
                                                                                           --------------       --------------
Net increase (decrease) in net assets ...............................................         255,593,389         (147,632,723)

NET ASSETS:
Beginning of period .................................................................       1,900,747,735        2,048,380,458
                                                                                           --------------       --------------
End of period .......................................................................      $2,156,341,124       $1,900,747,735
                                                                                           ==============       ==============




                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE SIX
                                                                                             MONTHS ENDED        FOR THE YEAR
                                                                                          OCTOBER 31, 2000           ENDED
                                                                                             (UNAUDITED)        APRIL 30, 2000
                                                                                          ----------------      --------------
FROM OPERATIONS:
Net investment income ...............................................................        $  3,968,488        $  7,507,146
Net realized gains (losses) from investment transactions ............................                (625)              9,952
                                                                                             ------------        ------------
Net increase in net assets resulting from operations ................................           3,967,863           7,517,098
                                                                                             ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares .........................................          (3,968,488)         (7,507,146)
Net realized gain from investment transactions--Institutional shares ................             --                  (10,565)
                                                                                             ------------        ------------
Total dividends and distributions to shareholders ...................................          (3,968,488)         (7,517,711)
                                                                                             ------------        ------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS ....................          (6,549,328)        (16,884,706)
                                                                                             ------------        ------------
Net decrease in net assets ..........................................................          (6,549,953)        (16,885,319)

NET ASSETS:
Beginning of period .................................................................         121,897,454         138,782,773
                                                                                             ------------        ------------
End of period .......................................................................        $115,347,501        $121,897,454
                                                                                             ============        ============





                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE SIX
                                                                                             MONTHS ENDED        FOR THE YEAR
                                                                                          OCTOBER 31, 2000           ENDED
                                                                                             (UNAUDITED)        APRIL 30, 2000
                                                                                          ----------------      --------------
FROM OPERATIONS:
Net investment income ...............................................................        $  4,343,619        $  6,182,662
Net realized gains (losses) from investment transactions ............................              13,554                (121)
                                                                                             ------------        ------------
Net increase in net assets resulting from operations ................................           4,357,173           6,182,541
                                                                                             ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares .........................................          (4,343,619)         (6,182,662)
Net realized gain from investment transactions--Institutional shares ................             --                 (166,129)
                                                                                             ------------        ------------
Total dividends and distributions to shareholders ...................................          (4,343,619)         (6,348,791)
                                                                                             ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS .........          22,952,945         (60,535,731)
                                                                                             ------------        ------------
Net increase (decrease) in net assets ...............................................          22,966,499         (60,701,981)

NET ASSETS:
Beginning of period .................................................................         118,525,163         179,227,144
                                                                                             ------------        ------------
End of period .......................................................................        $141,491,662        $118,525,163
                                                                                             ============        ============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Liquid Institutional Reserves (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds").

   The Funds offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of a Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. For the six months ended October 31, 2000 the Government Securities Fund and the Treasury Securities Fund had no Financial Intermediary shares outstanding.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

   VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   REPURCHASE AGREEMENTS--The custodian for the Money Market Fund and Government Securities Fund takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Money Market Fund and Government Securities Fund have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund and Government Securities Fund occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), sub-adviser and sub-administrator of the Funds, and a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), the adviser and administrator of the Funds. Paine Webber is an indirect wholly owned subsidiary of UBS AG.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


INVESTMENT ADVISER AND ADMINISTRATOR

   The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets. At October 31, 2000, the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund owed PaineWebber $416,302, $24,011 and $21,112, respectively, in investment advisory and administration fees.

   Mitchell Hutchins serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between PaineWebber and Mitchell Hutchins. In accordance with the Sub-Advisory Contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the Advisory Contract, net of reimbursements.

   PaineWebber and Mitchell Hutchins have agreed to reimburse a portion of expenses to maintain the Funds' total annual operating expenses at levels not exceeding 0.28%, 0.29% and 0.29% of the average daily net assets of the Institutional shares of Money Market Fund, Government Securities Fund and Treasury Securities Fund, respectively, and at 0.53% of the average daily net assets for Financial Intermediary shares of Money Market Fund. For the six months ended October 31, 2000, PaineWebber and Mitchell Hutchins reimbursed $334,686, $65,289 and $60,512 in investment advisory and administration fees and other expenses for Money Market Fund, the Government Securities Fund and the Treasury Securities Fund, respectively.

BANK LINE OF CREDIT

   The Funds may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Funds have agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended October 31, 2000 the Money Market Fund and the Government Securities Fund did not borrow under this facility. The Treasury Securities Fund borrowed $5,900,000 at an interest rate of 6.9% for the period October 6, 2000 to October 9, 2000.

FEDERAL TAX STATUS

   Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

SHAREHOLDER SERVICE PLAN AND AGREEMENT

   Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, each Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays the entire fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares. At October 31, 2000, the Money Market Fund owed PaineWebber $12,883 in shareholder service fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


MONEY MARKET FUND INSURANCE BOND

   The Money Market Fund has an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the six months ended October 31, 2000, the Money Market Fund did not use this insurance bond.

OTHER LIABILITIES

   At October 31, 2000, the Funds had the following other liabilities outstanding:

                                                                                              DIVIDENDS
                                                                                               PAYABLE
                                                                                             -----------
          Money Market Fund ............................................................     $11,193,469
          Government Securities Fund ...................................................         606,128
          Treasury Securities Fund .....................................................         695,296

SHARES OF BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                                         FINANCIAL
                                                              INSTITUTIONAL SHARES                  INTERMEDIARY SHARES*
                                                      -----------------------------------   -----------------------------------
                                                         FOR THE SIX       FOR THE YEAR        FOR THE SIX       FOR THE YEAR
                                                        MONTHS ENDED           ENDED           MONTHS ENDED          ENDED
                                                      OCTOBER 31, 2000    APRIL 30, 2000    OCTOBER 31, 2000    APRIL 30, 2000
                                                      ----------------   ----------------   ----------------   ----------------
MONEY MARKET FUND:
Shares sold .......................................     5,996,105,773     12,555,684,920       110,328,546        125,615,287
Shares repurchased ................................    (5,793,830,074)   (12,844,886,813)     (115,760,214)       (72,982,693)
Dividends reinvested ..............................        58,331,782         88,935,293           417,578             --
                                                      ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in shares outstanding .....       260,607,481       (200,266,600)       (5,014,090)        52,632,594
                                                      ================   ================   ================   ================

GOVERNMENT SECURITIES FUND:
Shares sold .......................................       249,037,853        348,454,081
Shares repurchased ................................      (259,310,253)      (372,396,988)
Dividends reinvested ..............................         3,723,072          7,058,201
                                                      ----------------   ----------------
Net decrease in shares outstanding ................        (6,549,328)       (16,884,706)
                                                      ================   ================

TREASURY SECURITIES FUND:
Shares sold .......................................       212,882,496        221,556,579
Shares repurchased ................................      (194,052,738)      (288,382,268)
Dividends reinvested ..............................         4,123,187          6,289,958
                                                      ----------------   ----------------
Net increase (decrease) in shares outstanding .....        22,952,945        (60,535,731)
                                                      ================   ================

--------------------
* For the six months ended October 31, 2000 and the year ended April 30, 2000, there were no transactions in Financial Intermediary shares for Government Securities Fund and Treasury Securities Fund.

                 (This page has been left blank intentionally.)

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                    INSTITUTIONAL SHARES
                                                       -----------------------------------------------------------------------------
                                                         FOR THE
                                                        SIX MONTHS
                                                           ENDED
                                                        OCTOBER 31,                    FOR THE YEARS ENDED APRIL 30,
                                                            2000      --------------------------------------------------------------
                                                        (UNAUDITED)       2000        1999          1998         1997         1996
                                                       -------------  ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          --------     --------     --------     --------     --------     --------
Net investment income ...............................        0.032        0.053        0.051        0.054        0.052        0.055
                                                          --------     --------     --------     --------     --------     --------
Dividends from net investment income ................       (0.032)      (0.053)      (0.051)      (0.054)      (0.052)      (0.055)
                                                          --------     --------     --------     --------     --------     --------
Net asset value, end of period ......................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          ========     ========     ========     ========     ========     ========
Total investment return (1) .........................         3.26%        5.40%        5.22%        5.52%        5.33%        5.61%
                                                          ========     ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...................   $2,096,723   $1,836,114   $2,036,379   $1,591,789   $1,246,799     $421,878
Expenses to average net assets net of
  waivers/reimbursements from adviser ...............         0.28%*       0.28%        0.26%        0.29%        0.25%        0.31%
Expenses to average net assets before
  waivers/reimbursements from adviser ...............         0.31%*       0.30%        0.31%        0.34%        0.30%        0.37%
Net investment income to average net assets net of
  waivers/reimbursements from adviser ...............         6.38%*       5.26%        5.07%        5.38%        5.24%        5.47%
Net investment income to average net assets before
  waivers/reimbursements from adviser ...............         6.35%*       5.24%        5.02%        5.33%        5.19%        5.41%

------------------------------
+   Issuance of shares.
*   Annualized.
** For the period May 1, 1997 to January 13, 1998 there were no Financial Intermediary Shares outstanding.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

                                                                   FINANCIAL INTERMEDIARY SHARES**
                                                           ----------------------------------------------------
                                                             FOR THE                                FOR THE
                                                            SIX MONTHS                               PERIOD
                                                               ENDED       FOR THE YEARS ENDED     JANUARY 14,
                                                            OCTOBER 31,         APRIL 30,           1998+ TO
                                                               2000       -----------------------   APRIL 30,
                                                            (UNAUDITED)      2000         1999         1998
                                                           -------------  ----------   ----------  ------------
Net asset value, beginning of period ................        $   1.00      $   1.00     $   1.00     $   1.00
                                                             --------      --------     --------     --------
Net investment income ...............................           0.031         0.050        0.048        0.015
                                                             --------      --------     --------     --------
Dividends from net investment income ................          (0.031)       (0.050)      (0.048)      (0.015)
                                                             --------      --------     --------     --------
Net asset value, end of period ......................        $   1.00      $   1.00     $   1.00     $   1.00
                                                             ========      ========     ========     ========
Total investment return (1) .........................            3.13%         5.14%        4.96%        1.51%
                                                             ========      ========     ========     ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...................         $59,618       $64,634      $12,002      $16,302
Expenses to average net assets net of
  waivers/reimbursements from adviser ...............            0.53%*        0.53%        0.51%        0.54%*
Expenses to average net assets before
  waivers/reimbursements from adviser ...............            0.56%*        0.55%        0.56%        0.59%*
Net investment income to average net assets net of
  waivers/reimbursements from adviser ...............            6.09%*        5.05%        4.82%        5.13%*
Net investment income to average net assets before
  waivers/reimbursements from adviser ...............            6.06%*        5.03%        4.77%        5.07%*

LIQUID INSTITUTIONAL RESERVES -- GOVERNMENT SECURITIES FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                    INSTITUTIONAL SHARES
                                                       -----------------------------------------------------------------------------
                                                         FOR THE
                                                        SIX MONTHS
                                                           ENDED
                                                        OCTOBER 31,                    FOR THE YEARS ENDED APRIL 30,
                                                            2000      --------------------------------------------------------------
                                                        (UNAUDITED)       2000        1999          1998         1997         1996
                                                       -------------  ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          --------     --------     --------     --------     --------     --------
Net investment income ...............................        0.031        0.051        0.049        0.052        0.051        0.053
Net realized gains from investment transactions .....        --           --           --           --           --           0.001
                                                          --------     --------     --------     --------     --------     --------
Net increase from investment operations .............        0.031        0.051        0.049        0.052        0.051        0.054
                                                          --------     --------     --------     --------     --------     --------
Dividends from net investment income ................       (0.031)      (0.051)      (0.049)      (0.052)      (0.051)      (0.054)
                                                          --------     --------     --------     --------     --------     --------
Net asset value, end of period ......................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          ========     ========     ========     ========     ========     ========
Total investment return (1) .........................         3.15%        5.22%        5.04%        5.32%        5.20%        5.50%
                                                          ========     ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...................     $115,348     $121,897     $138,783     $100,140     $106,843      $43,770
Expenses to average net assets net of
  waivers/reimbursements from adviser ...............         0.29%*       0.29%        0.28%        0.30%        0.30%        0.32%
Expenses to average net assets before
  waivers/reimbursements from adviser ...............         0.39%*       0.33%        0.33%        0.59%        0.53%        0.56%
Net investment income to average net assets
  net of waivers/reimbursements from adviser ........         6.18%*       5.10%        4.90%        5.21%        5.09%        5.52%
Net investment income to average net assets
  before waivers/reimbursements from adviser ........         6.08%*       5.06%        4.85%        4.91%        4.86%        5.28%

------------------------------
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES -- TREASURY SECURITIES FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                    INSTITUTIONAL SHARES
                                                       -----------------------------------------------------------------------------
                                                         FOR THE
                                                        SIX MONTHS
                                                           ENDED
                                                        OCTOBER 31,                    FOR THE YEARS ENDED APRIL 30,
                                                            2000      --------------------------------------------------------------
                                                        (UNAUDITED)       2000        1999          1998         1997         1996
                                                       -------------  ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          --------     --------     --------     --------     --------     --------
Net investment income ...............................        0.028         0.049       0.046        0.051        0.049        0.048
Net realized gains from investment
  transactions ......................................        --            --          --           --           --           0.003
                                                          --------     --------     --------     --------     --------     --------
Net increase from investment operations .............        0.028         0.049       0.046        0.051        0.049        0.051
                                                          --------     --------     --------     --------     --------     --------
Dividends from net investment income ................       (0.028)       (0.047)     (0.046)      (0.051)      (0.049)      (0.051)
Distributions from net realized gains from
  investment transactions ...........................        --           (0.002)      --           --           --           --
                                                          --------     --------     --------     --------     --------     --------
Total dividends and distributions to
  shareholders ......................................       (0.028)      (0.049)      (0.046)      (0.051)      (0.049)      (0.051)
                                                          --------     --------     --------     --------     --------     --------
Net asset value, end of period ......................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          ========     ========     ========     ========     ========     ========
Total investment return (1) .........................         2.87%        4.97%        4.68%        5.23%        5.02%        5.23%
                                                          ========     ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...................      $141,492     $118,525     $179,227     $179,708     $ 65,893     $ 19,624
Expenses to average net assets net of
  waivers/reimbursements from adviser ...............         0.29%*       0.29%        0.28%        0.30%        0.30%        0.32%
Expenses to average net assets before
  waivers/reimbursements from adviser ...............         0.37%*       0.35%        0.33%        0.47%        0.72%        0.94%
Net investment income to average net assets
  net of waivers/reimbursements from adviser ........         5.62%*       4.61%        4.57%        5.09%        4.97%        5.71%
Net investment income to average net assets
  before waivers/reimbursements from adviser ........         5.54%*       4.55%        4.52%        4.92%        4.56%        5.09%

------------------------------
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period less than one year has not been annualized.

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